Expense Example - Strategy Shares Nasdaq 7 HANDL(TM) Index ETF - Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label]	Sep. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166